Touchstone Strategic Income Fund Expense Example - Touchstone Strategic Income Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 419
Expense Example, with Redemption, 3 Years	653
Expense Example, with Redemption, 5 Years	906
Expense Example, with Redemption, 10 Years	1,629
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	271
Expense Example, with Redemption, 3 Years	622
Expense Example, with Redemption, 5 Years	1,099
Expense Example, with Redemption, 10 Years	2,417
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,064
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	$ 1,038